Property, Plant and Equipment - Composition of and Movement in Net Property, Plant and Equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	€ 22,725	€ 23,769
Additions	4,289	3,880
Depreciation	(4,133)	(4,360)
Disposals	(63)	(66)
Impair-ments	(59)	(5)
Transfers and others	(209)	(416)
Translation differences and hyperinflation adjustments	1,127	291
Business combina-tions	37	15
Business Sale		(383)
Property, plant and equipment at end of period	23,714	22,725
Total additions of property, plant and equipment		4,286
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	2,660	2,829
Additions	25	22
Depreciation	(216)	(241)
Disposals	(22)	(37)
Impair-ments	(12)	(2)
Transfers and others	104	141
Translation differences and hyperinflation adjustments	97	31
Business combina-tions	5	2
Business Sale		(85)
Property, plant and equipment at end of period	2,641	2,660
Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	17,752	18,676
Additions	1,323	1,249
Depreciation	(3,707)	(3,893)
Disposals	(28)	(11)
Impair-ments	(43)	0
Transfers and others	1,908	1,780
Translation differences and hyperinflation adjustments	933	236
Business combina-tions	27	12
Business Sale		(297)
Property, plant and equipment at end of period	18,165	17,752
Furniture, tools and other items
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	552	623
Additions	74	90
Depreciation	(210)	(226)
Disposals	(1)	0
Impair-ments	(1)	0
Transfers and others	132	56
Translation differences and hyperinflation adjustments	26	8
Business combina-tions	4	1
Business Sale		0
Property, plant and equipment at end of period	576	552
PP&E in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,761	1,641
Additions	2,867	2,519
Depreciation	0	0
Disposals	(12)	(18)
Impair-ments	(3)	(3)
Transfers and others	(2,353)	(2,393)
Translation differences and hyperinflation adjustments	71	16
Business combina-tions	1	0
Business Sale		(1)
Property, plant and equipment at end of period	€ 2,332	€ 1,761